Note 14 - Concentration of Risk (Details) - Percentages of Sales to Largest Customers - Sales Revenue, Goods, Net [Member] - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Smart Energy Today [Member]
Concentration Risk [Line Items]
Percentage of sales	34.90%		13.30%	13.50%
Heclo Electric [Member]
Concentration Risk [Line Items]
Percentage of sales	12.70%	22.90%
Verengo Solar [Member]
Concentration Risk [Line Items]
Percentage of sales	13.90%
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of sales		11.70%	1.30%	52.80%
Shoreline Electric [Member]
Concentration Risk [Line Items]
Percentage of sales		31.90%